Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Revenues [Abstract]
Schedule of composition
	Six months ended June 30,	Six months ended June 30,
	2022	2021

Consoles	361	695
Disposables	667	556
Exclusive distribution agreement	484	822
	1,512	2,073